Sunstone Financial Group, Inc.
                      207 East Buffalo Street, Suite 400
                         Milwaukee, Wisconsin 53202
                            Phone: 414/271-5885
                             Fax: 414/271-9717


November 27, 1996

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:    Northern Funds -  Registration  Nos. 33-73404; 811-8236
--------------------------------------------------------------------

Dear Sir or Madam:

On behalf of the above-named registrant, we hereby file the Northern Money Market, U.S. Government Money Market, Municipal Money Market, U.S. Government Select Money Market and California Municipal Money Market Funds' Semi-Annual Report to Shareholders for the period ended September 30, 1996; pursuant to Rule 30b2-1 and Section 24(b) under the Investment Company
Act of 1940, as amended.

Please telephone the undersigned at (414) 271-5885 should you have any questions regarding this filing.

Sincerely,
/s/ Elyce D. Dilworth
---------------------

Elyce D. Dilworth
Senior Financial Analyst

EDD/sl
cc:   Jim Grassi (paper copy)
      Jeff Dalke (paper copy)


NORTHERN FUNDS
SEMI-ANNUAL REPORT
September 30, 1996


                                NOT FDIC-INSURED
                                 May lose value
                               No bank guarantee

Northern Funds are not insured or guaranteed by the U.S. government, nor can there be any assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

Shares of Northern Funds are distributed by Sunstone Financial Group, Inc., an independent third-party distributor, and sold by The Northern Trust Company and its affiliates.


TABLE OF CONTENTS

                                                                 Page
Abbreviations and Other Information................................ 1
Money Market Funds
  Statements of Assets and Liabilities ............................ 2
  Statements of Operations ........................................ 3
  Statements of Changes in Net Assets ............................. 4
  Financial Highlights ............................................ 6
  Schedules of Investments
     Money Market Fund............................................. 8
     U.S. Government Money Market Fund............................ 11
     Municipal Money Market Fund.................................. 12
     U.S. Government Select Money Market Fund..................... 21
     California Municipal Money Market Fund....................... 22
Notes to the Financial Statements................................. 24


ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for these types of securities.


EXPLANATION OF ABBREVIATIONS
USED THROUGHOUT THE
SCHEDULES OF INVESTMENTS

ADP          Automated Data Processing
AMBAC        American Municipal Bond Assurance Corp.
AMT          Alternative Minimum Tax
BAN          Bond Anticipation Note
BTP          Banker's Trust Partnership
CGIC         Capital Guaranty Insurance Co.
Colld.       Collateralized
COP          Certificates of Participation
CP           Commercial Paper
FFCB         Federal Farm Credit Bank
FGIC         Financial Guaranty Insurance Corp.
FHA          Federal Housing Authority
FHLB         Federal Home Loan Bank
FHLMC        Federal Home Loan Mortgage Corp.
FMTN         Floating Medium Term Note
FNMA         Federal National Mortgage Association
FRN          Floating Rate Note
FSA          Financial Security Assurance
G.O.         General Obligation
GIC          Guaranteed Investment Contract
GNMA         Government National Mortgage Association
Gtd.         Guaranteed
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDB          Industrial Development Bond
IDR          Industrial Development Revenue
LOC          Letter of Credit
MBIA         Municipal Bond Insurance Association
MTN          Medium Term Note
PCR          Pollution Control Revenue
P-Floats     Puttable Floating Rate Security
PSF          Permanent School Fund
RAN          Revenue Anticipation Note
SFM          Single Family Mortgage
SLMA         Student Loan Marketing Association
Soc Gen      Societe Generale
TAN          Tax Anticipation Note
TAW          Tax Anticipation Warrant
TOB          Tender Option Bond
TOCR         Tender Option Custodial Receipt
TRAN         Tax and Revenue Anticipation Note
TVA          Tennessee Valley Authority
VRDN         Variable Rate Demand Note



STATEMENTS OF ASSETS AND LIABILITIES September 30, 1996 (Unaudited)

MONEY MARKET FUNDS
                                                               U.S.
                                           U.S.               GOV'T.  CALIFORNIA
                                          GOV'T.  MUNICIPAL   SELECT  MUNICIPAL
                               MONEY      MONEY     MONEY     MONEY     MONEY
                              MARKET      MARKET    MARKET   MARKET    MARKET
AMOUNTS IN THOUSANDS,          FUND        FUND     FUND      FUND      FUND
EXCEPT PER SHARE DATA         ------      ------  ---------   ------  ----------
ASSETS:
 Investments, at
   amortized cost           $1,276,538  $220,430  $1,086,022 $103,243 $145,901
 Repurchase agreements,
  at cost which
  approximates market value    115,641    30,353           -        -        -
 Cash                                3         -           -        -       18
 Income receivable               5,409       256       7,194       55    1,177
 Receivable for securities sold      -         -      21,810        -        -
 Receivable from Adviser            16         5          13        1        9
 Deferred organization
  costs, net of
  accumulated amortization          68        26          77       12       12
 Prepaid and other assets           45        24          44       18       18
                              -------------------------------------------------
   Total Assets              1,397,720   251,094   1,115,160  103,329  147,135
                              -------------------------------------------------

LIABILITIES:
 Dividends payable               5,255       991       2,999      430      439
 Payable for securities
  purchased                          -         -       8,900        -        -
 Accrued investment
  advisory fees                     79        14          57        4        6
 Accrued administration fees        48         4          20        -        3
 Accrued transfer agent fees        20         4          15        2        2
 Accrued registration
  fees and other liabilities        85        24          56       19       10
                            ---------------------------------------------------
     Total Liabilities           5,487     1,037      12,047      455      460
                            ---------------------------------------------------
 Net Assets                 $1,392,233  $250,057  $1,103,113 $102,874 $146,675
                            ===================================================
ANALYSIS OF NET ASSETS:
 Capital stock              $1,392,180  $250,042  $1,103,112 $102,869 $146,669
 Accumulated undistributed
  net investment income             53        15           1        5        6
                            ---------------------------------------------------
 Net Assets                 $1,392,233  $250,057  $1,103,113 $102,874 $146,675
                            ===================================================
SHARES OUTSTANDING
 ($.0001 PAR VALUE,
 UNLIMITED AUTHORIZATION)    1,392,230   250,057   1,103,148  102,874  146,674
NET ASSET VALUE,
 REDEMPTION AND
 OFFERING PRICE PER SHARE        $1.00     $1.00     $1.00     $1.00     $1.00

See Notes to the Financial Statements.



STATEMENTS OF OPERATIONS Six Months Ended September 30, 1996 (Unaudited)

MONEY MARKET FUNDS
                                                               U.S.
                                           U.S.               GOV'T.  CALIFORNIA
                                          GOV'T.  MUNICIPAL   SELECT  MUNICIPAL
                               MONEY      MONEY     MONEY     MONEY     MONEY
                              MARKET      MARKET    MARKET   MARKET    MARKET
AMOUNTS IN THOUSANDS           FUND        FUND     FUND      FUND      FUND
                              ------      ------  ---------   ------  ----------
INVESTMENT INCOME:
 Interest income               $32,520    $6,071     $20,479   $2,602   $3,051
                              -------------------------------------------------
EXPENSES:
 Investment advisory fees        3,581       681       3,372      292      517
 Administration fees               895       170         843       73      129
 Transfer agent fees               594       113         559       49       86
 Custody and accounting fees       145        45         135       29       37
 Registration fees                  30         8          31        9        3
 Professional fees                  18         9          17        8        9
 Amortization of
   organization costs               14         5          16        2        2
 Trustees' fees                     13         4          12        2        3
 Other                              48        25          46        5        7
                              -------------------------------------------------
 Total Expenses                  5,338     1,060       5,031      469      793
   Less: Voluntary waivers
        of investment
        advisory and
        administration fees    (1,536)     (294)     (1,441)    (244)    (349)
   Less: Reimbursement of
        expenses by Adviser      (536)     (144)       (513)     (31)     (59)
                              -------------------------------------------------
   Net Expenses                  3,266       622       3,077      194      385
                              -------------------------------------------------
NET INVESTMENT INCOME           29,254     5,449      17,402    2,408    2,666
                              -------------------------------------------------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS                    $29,254    $5,449     $17,402   $2,408   $2,666
                              =================================================

See Notes to the Financial Statements.



STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS
                                                            U.S. GOVERNMENT
                                MONEY MARKET                 MONEY MARKET
                                    FUND                         FUND
                            --------------------          -------------------
                           SIX MONTHS       YEAR        SIX MONTHS     YEAR
                             ENDED          ENDED          ENDED       ENDED
                         SEPT. 30,      MARCH 31,       SEPT. 30,  MARCH 31,
                            1996           1996           1996         1996
AMOUNTS IN THOUSANDS     (UNAUDITED)                   (UNAUDITED)
                         -----------   --------       -----------  ----------
OPERATIONS:
 Net investment income      $   29,254  $   53,544       $   5,449  $   12,700
                             ---------------------------------------------------
   Net Increase in Net
     Assets Resulting
     from Operations            29,254      53,544           5,449      12,700
                             ---------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold                 3,213,169   4,176,187         793,927   1,141,048
 Shares from reinvestment
   of dividends                  2,828       3,537           1,507         979
 Shares redeemed           (2,885,577) (4,012,194)       (752,482) (1,162,463)
                             ---------------------------------------------------
   Net Increase (Decrease)
     in Net Assets Resulting
     from Capital Share
     Transactions              330,420     167,530          42,952    (20,436)
                             ---------------------------------------------------
DISTRIBUTIONS PAID:
 From net investment income   (29,254)    (53,540)         (5,449)    (12,702)
                             ---------------------------------------------------
   Total Distributions Paid   (29,254)    (53,540)         (5,449)    (12,702)
                             ---------------------------------------------------
TOTAL INCREASE (DECREASE)
 IN NET ASSETS                 330,420     167,534          42,952    (20,438)
NET ASSETS:
 Beginning of year           1,061,813     894,279         207,105     227,543
                             ---------------------------------------------------
 End of period              $1,392,233  $1,061,813        $250,057    $207,105
                             ===================================================
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME             $53         $53             $15         $15
                             ===================================================


STATEMENTS OF CHANGES IN NET ASSETS (cont'd.)

MONEY MARKET FUNDS
                                                                        U.S. GOVERNMENT                     CALIFORNIA
                                           MUNICIPAL                         SELECT                          MUNICIPAL
                                          MONEY MARKET                   MONEY MARKET                      MONEY MARKET
                                              FUND                            FUND                             FUND
                                    -----------------------         ------------------------          ----------------------
                                    SIX MONTHS        YEAR          SIX MONTHS        YEAR           SIX MONTHS         YEAR
                                      ENDED          ENDED            ENDED          ENDED             ENDED            ENDED
                                    SEPT. 30,      MARCH 31,        SEPT. 30,       MARCH 31,        SEPT. 30,       MARCH 31,
                                       1996           1996             1996           1996              1996            1996
AMOUNTS IN THOUSANDS               (UNAUDITED)                     (UNAUDITED)                      (UNAUDITED)
                                    -------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income           $    17,402   $     34,519       $    2,408       $  5,207        $    2,666      $    5,021
                                  -----------    -----------      -----------     ----------       -----------     -----------
    Net Increase in Net
      Assets Resulting
      from Operations                  17,402         34,519            2,408          5,207             2,666           5,021
                                  -----------    -----------      -----------     ----------       -----------     -----------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                       2,517,681      4,716,758          178,467        522,583           999,144         585,989
  Shares from reinvestment of
    dividends                           1,141          1,505              929          1,579               111              85
  Shares redeemed                 (2,518,393)    (4,543,236)        (161,921)      (520,924)       (1,017,667)       (582,282)
                                  -----------    -----------      -----------     ----------       -----------     -----------
    Net Increase (Decrease) in
      Net Assets Resulting
      from Capital Share
      Transactions                        429        175,027           17,475          3,238          (18,412)           3,792
                                  -----------    -----------      -----------     ----------       -----------     -----------
DISTRIBUTIONS PAID:
  From net investment income         (17,507)       (34,504)          (2,409)        (5,207)           (2,666)         (5,042)
                                  -----------    -----------      -----------     ----------       -----------     -----------
    Total Distributions Paid         (17,507)       (34,504)          (2,409)        (5,207)           (2,666)         (5,042)
                                  -----------    -----------      -----------     ----------       -----------     -----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                           324        175,042           17,474          3,238          (18,412)           3,771
NET ASSETS:
  Beginning of year                 1,102,789        927,747           85,400         82,162           165,087         161,316
                                  -----------    -----------      -----------     ----------       -----------     -----------
  End of period                    $1,103,113     $1,102,789         $102,874      $  85,400          $146,675        $165,087
                                  ===========    ===========      ===========     ==========        ==========     ===========
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                    $1           $106               $5             $6                $6              $6
                                  ===========    ===========      ===========     ==========        ==========     ===========

See Notes to the Financial Statements.



FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS

                                                                                                U.S. GOVERNMENT
                                                  MONEY MARKET                                    MONEY MARKET
                                                      FUND                                             FUND
                                    ----------------------------------------        ------------------------------------------
                                    SIX MONTHS        YEAR            PERIOD       SIX MONTHS        YEAR             PERIOD
                                      ENDED          ENDED            ENDED           ENDED          ENDED            ENDED
                                    SEPT. 30,      MARCH 31,        MARCH 31,       SEPT. 30,      MARCH 31,        MARCH 31,
                                       1996           1996           1995 <F1>         1996          1996            1995 <F1>
                                   (UNAUDITED)                                    (UNAUDITED)
                                    -------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD    $1.00          $1.00            $1.00          $1.00             $1.00           $1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  0.02           0.05             0.04           0.02              0.05            0.04
                                  -----------    -----------      -----------     ----------       -----------     -----------
LESS DISTRIBUTIONS PAID:
  From net investment income           (0.02)         (0.05)           (0.04)         (0.02)            (0.05)          (0.04)
                                  -----------    -----------      -----------     ----------       -----------     -----------
NET ASSET VALUE, END OF PERIOD          $1.00          $1.00            $1.00          $1.00             $1.00           $1.00
                                  ===========    ===========      ===========     ==========       ===========      ==========
TOTAL RETURN                            2.49%          5.57%            4.55%          2.43%             5.46%           4.47%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands,
    end of period                  $1,392,233     $1,061,813         $894,279       $250,057          $207,105        $227,543
  Ratio to average net assets of:<F4>
    Expenses, net of waivers
      and reimbursements                0.55%          0.49%            0.45%          0.55%             0.49%           0.45%
    Expenses, before waivers
      and reimbursements                0.90%          0.91%            0.96%          0.94%             0.94%           1.01%
    Net investment income,
      net of waivers and
      reimbursements                    4.92%          5.42%            4.94%          4.81%             5.33%           4.93%
    Net investment income,
      before waivers and
      reimbursements                    4.57%          5.00%            4.43%          4.42%             4.88%           4.37%




FINANCIAL HIGHLIGHTS (cont'd.)

MONEY MARKET FUNDS
                                                                                                  U.S. GOVERNMENT
                                                    MUNICIPAL                                        SELECT
                                                  MONEY MARKET                                    MONEY MARKET
                                                      FUND                                            FUND
                                    ---------------------------------------         ------------------------------------------
                                    SIX MONTHS        YEAR            PERIOD       SIX MONTHS        YEAR             PERIOD
                                      ENDED          ENDED            ENDED           ENDED          ENDED            ENDED
                                    SEPT. 30,      MARCH 31,        MARCH 31,       SEPT. 30,      MARCH 31,        MARCH 31,
                                       1996           1996           1995 <F1>         1996          1996            1995 <F2>
                                   (UNAUDITED)                                    (UNAUDITED)
                                    -------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD    $1.00          $1.00            $1.00          $1.00             $1.00           $1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                  0.02           0.03             0.03           0.02              0.05            0.02
                                  -----------    -----------      -----------     ----------       -----------     -----------
LESS DISTRIBUTIONS PAID:
  From net investment income           (0.02)         (0.03)           (0.03)         (0.02)            (0.05)          (0.02)
                                  -----------    -----------      -----------     ----------       -----------     -----------
NET ASSET VALUE, END OF PERIOD          $1.00          $1.00            $1.00          $1.00             $1.00           $1.00
                                  ===========    ===========      ===========     ==========       ===========     ===========
TOTAL RETURN                            1.58%          3.54%            2.90%          2.51%             5.55%           1.75%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands,
    end of period                  $1,103,113     $1,102,789         $927,747       $102,874           $85,400         $82,162
  Ratio to average net assets of:<F4>
    Expenses, net of waivers
      and reimbursements                0.55%          0.49%            0.45%          0.40%             0.33%           0.30%
    Expenses, before waivers
      and reimbursements                0.90%          0.91%            0.95%          0.95%             1.00%           1.32%
    Net investment income,
      net of waivers and
      reimbursements                    3.12%          3.46%            3.10%          4.86%             5.43%           5.84%
    Net investment income,
      before waivers and
      reimbursements                    2.77%          3.04%            2.60%          4.31%             4.76%           4.82%




  FINANCIAL HIGHLIGHTS (cont'd.)

  Money Market Funds

                                                      CALIFORNIA
                                                       MUNICIPAL
                                                     MONEY MARKET
                                                         FUND
                                      ------------------------------------------
                                       Six Months       Year             Period
                                          Ended         Ended            Ended
                                        Sept. 30,     March 31,        March 31,
                                          1996          1996           1995 <F3>
                                       (Unaudited)
                                      ------------------------------------------
  SELECTED PER SHARE DATA
  NET ASSET VALUE, BEGINNING OF PERIOD    $1.00          $1.00            $1.00
  INCOME FROM INVESTMENT OPERATIONS:
    Net investment income                  0.02           0.04             0.01
                                       --------       --------         --------
  LESS DISTRIBUTIONS PAID:
    From net investment income           (0.02)         (0.04)           (0.01)


  NET ASSET VALUE, END OF PERIOD         $1.00          $1.00            $1.00
                                        ========       ========         ========
  TOTAL RETURN                            1.58%          3.63%            1.27%

  SUPPLEMENTAL DATA AND RATIOS:
    Net assets, in thousands,
      end of period                    $146,675       $165,087         $161,316
    Ratio to average net assets of:<F4>
      Expenses, net of waivers
        and reimbursements                0.45%          0.39%            0.35%
      Expenses, before waivers
        and reimbursements                0.92%          0.94%            1.07%
      Net investment income,
        net of waivers and
        reimbursements                    3.11%          3.55%            3.78%
      Net investment income,
        before waivers and
        reimbursements                    2.64%          3.00%            3.06%

[FN]

  <F1>Commenced investment operations on April 11, 1994.
  <F2>Commenced investment operations on December 12, 1994.
  <F3>Commenced investment operations on November 29, 1994.
  <F4>Annualized for periods less than a full year.



  See Notes to the Financial Statements.


  SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)

  MONEY MARKET FUND

  PRINCIPAL
  AMOUNT                                                          VALUE
  (000s)                                                         (000s)
  -----------------------------------------------------------------------

                 COMMERCIAL PAPER - 47.2%

                 ASSET BACKED SECURITIES - 9.4%
    $  1,734     Barton Capital Corp.,
                 5.445%, 12/16/96                               $  1,714
                 Cooperative Association of Tractor
                 Dealers, Inc.
       1,000      5.621%, 10/1/96                                  1,000
       4,900      5.443%, 10/3/96                                  4,899
       4,700      5.379%, 10/8/96                                  4,695
      32,200      5.443%, 11/8/96                                 32,016
      23,750     Centric Funding,
                 5.472%, 12/10/96                                 23,501
                 Gotham Funding Corp.
       5,815      5.447%, 10/10/96                                 5,807
      10,000      5.49%, 11/4/96                                   9,949
      10,000     Jet Funding Corp.,
                 5.497%, 11/20/96                                  9,924
      20,000     SALTS (II) Cayman Islands Corp.,
                 5.775%, 12/19/96                                 20,000
                 Sheffield Receivables Corp.
       2,680      5.368%, 10/3/96                                  2,679
       3,035      5.408%, 10/7/96                                  3,032
       1,310      5.42%, 10/7/96                                   1,309
      10,000     Strategic Asset Funding Corp.,
                 5.64%, 10/31/96                                   9,954
                                                                --------
                                                                 130,479
                                                                --------
                 BROKERAGE SERVICES - 1.4%
      20,000     Lehman Brothers Holdings, Inc.,
                 5.577%, 10/21/96                                 19,939
                                                                --------
                 BUSINESS SERVICES - 1.5%
                 Sanwa Business Credit Corp.
       5,000      5.462%, 10/3/96                                  4,998
       6,000      5.495%, 11/6/96                                  5,967
      10,000      5.439%, 11/12/96                                 9,937
                                                                --------
                                                                  20,902
                                                                --------
                 COMMUNICATIONS - 3.9%
                 GTE Corp.
       5,000      5.368%, 10/3/96                                  4,999
      10,000      5.385%, 10/18/96                                 9,975
      20,000     NYNEX Corp.,
                 5.406%, 11/15/96                                 19,867
                 COMMUNICATIONS - 3.9% (CONT'D.)
     $20,000     U.S. Capital Funding Corp.,
                 5.377%, 10/10/96                                $19,973
                                                                --------
                                                                  54,814
                                                                --------
                 COMPUTER EQUIPMENT - 0.7%
      10,000     International Business Machines
                 Credit Corp., 5.11%, 2/24/97                      9,996
                                                                --------
                 DOMESTIC DEPOSITORY INSTITUTIONS - 1.9%
                 Bankers Trust New York Corp.
      25,000      5.39%, 10/17/96                                 25,000
       1,000      5.38%, 11/8/96                                     994
                                                                --------
                                                                  25,994
                                                                --------
                 ELECTRONIC AND OTHER
                 ELECTRICAL EQUIPMENT - 4.6%
      20,000     Cooper Industries, Inc.,
                 5.871%, 10/1/96                                  20,000
       8,960     GE Engine Receivables 1995-1 Trust,
                 5.543%, 10/7/96                                   8,960
       5,000     Sony Capital Corp.,
                 5.415%, 10/18/96                                  4,987
                 Whirlpool Financial Corp.
      10,000      5.347%, 11/25/96                                 9,918
      20,000      5.429%, 11/25/96                                19,836
                                                                --------
                                                                  63,701
                                                                --------
                 ENTERTAINMENT - 3.6%
      50,000     Disney (Walt) Co.,
                 5.831%, 10/1/96                                  50,000
                                                                --------
                 FOOD AND BEVERAGES - 1.5%
       7,000     Big B, Inc.,
                 5.465%, 10/18/96                                  6,982
      10,000     Cargill Financial Services Corp.,
                 5.355%, 10/17/96                                  9,976
       4,000     Coca-Cola Enterprises, Inc.,
                 5.42%, 11/14/96                                   3,974
                                                                --------
                                                                  20,932
                                                                --------

                 FOREIGN DEPOSITORY INSTITUTIONS - 2.8%
      30,000     BCI Funding Corp.,
                 5.447%, 11/12/96                                 29,811

                 FOREIGN DEPOSITORY
                 INSTITUTIONS - 2.8% (CONT'D.)
     $10,000     Woolwich Building Society,
                 5.412%, 12/13/96                               $  9,892
                                                                --------
                                                                  39,703
                                                                --------
                 HOLDING AND OTHER
                 INVESTMENT OFFICES - 1.0%
                 CSW Credit, Inc.
       6,100      5.429%, 10/24/96                                 6,079
       7,600      5.434%, 10/30/96                                 7,567
                                                                --------
                                                                  13,646
                                                                --------
                 NONDEPOSITORY BUSINESS
                 CREDIT INSTITUTIONS - 2.8%
                 Finova Capital Corp.
      10,000      5.474%, 10/4/96                                  9,995
       4,900      5.48%, 10/17/96                                  4,888
       5,000      5.447%, 11/22/96                                 4,961
      18,700     Vehicle Services America Ltd.,
                 5.08%, 11/21/96                                  18,556
                                                                --------
                                                                  38,400
                                                                --------
                 NONDEPOSITORY PERSONAL
                 CREDIT INSTITUTIONS - 6.0%
      50,000     Associates Corporation of North
                 America,  6.001%, 10/1/96                        50,000
                 Countrywide Home Loans
      20,000      5.355%, 10/4/96                                 19,991
      14,000      5.415%, 11/7/96                                 13,923
                                                                --------
                                                                  83,914
                                                                --------
                 TOBACCO - 0.2%
       2,311     Philip Morris Co., 5.418%, 11/1/96                2,300
                                                                --------

                 TRANSPORTATION PARTS AND EQUIPMENT - 5.9%
      10,000     BMW US Capital Corp.,
                  5.345%, 10/17/96                                 9,976
                 General Motors Acceptance Corp.
       3,900      5.43%, 10/11/96                                  3,894
      15,000      5.604%, 2/4/97                                  14,714
      10,000      5.747%, 3/11/97                                  9,750
                 General Motors Acceptance
                 Corp., Canada
       7,000      5.347%, 10/8/96                                  6,993
      10,000      5.433%, 10/9/96                                  9,988

                 TRANSPORTATION PARTS AND
                 EQUIPMENT - 5.9% (CONT'D.)
                 General Motors Acceptance
                 Corp., Canada (cont'd.)
     $15,000      5.434%, 11/18/96                             $  14,893
      12,000     NFC Asset Trust, 5.377%, 11/1/96                 11,945
                                                                --------
                                                                  82,153
                                                                --------
                 Total Commercial Paper
                 (cost $656,873)                                 656,873
                                                                --------
                 CORPORATE BONDS - 7.7%
      25,000     AT&T Capital Corp., FRN,
                 5.529%, 1/23/97                                  25,000
      13,500     Physicians Plus Medical Group,
                 5.70%, 10/3/96                                   13,500
      25,000     Boatmen's National Bank of
                 St. Louis, FMTN, 5.33%, 6/17/97                  25,000
      11,550     Bear Stearns Cos., FRN,
                 5.913%, 12/16/96                                 11,564
       7,250     Chapel Oaks, Inc., 5.65%, 10/7/96                 7,250
      25,000     Huntington National Bank, Columbus,
                  6.116%, 7/8/97                                  25,000
                                                                --------
                 Total Corporate Bonds
                 (cost $107,314)                                 107,314
                                                                --------
                 EURODOLLAR TIME DEPOSITS - 11.2%
      50,000     Bank One, Milwaukee, Grand
                 Cayman Islands, 6.00%, 10/1/96                   50,000
      20,000     Banque Brussels Lambert, Grand
                 Cayman Islands, 6.00%, 10/1/96                   20,000
       5,000     Canadian Imperial Bank of Commerce,
                 Grand Cayman Islands,
                 6.00%, 10/1/96                                    5,000
      25,000     Creditanstalt Bankverein, Vienna,
                 Austria, 6.00%, 10/1/96                          25,000
      25,000     Deutsche Bank, Grand Cayman Islands,
                 6.00%, 10/1/96                                   25,000
      25,000     ING Bank, London Branch,
                 6.00%, 10/1/96                                   25,000
       6,000     Societe Generale, Paris, France,
                 6.063%, 10/1/96                                   6,000
                                                                --------
                 Total Eurodollar Time Deposits
                 (cost $156,000)                                 156,000
                                                                --------
                 FOREIGN CERTIFICATES OF
                 DEPOSIT - 19.7%
     $25,000     ABN-Amro Bank,
                 New York Branch, 5.66%, 4/17/97               $  25,003
      25,000     Barnett Banks, 5.66%, 4/17/97                    25,000
      25,000     Canadian Bank Imperial Bank
                 of Commerce, 5.40%, 11/4/96                      25,000
      10,000     Industrial Bank of Japan,
                 New York Branch, 5.46%, 10/7/96                  10,000
                 Landesbank Hessen - Thueringen
                 Girozentrale
      25,000      5.50%, 3/20/97                                  25,014
       5,000      6.06%, 6/13/97                                   4,998
      20,000     Norinchukin Bank, New York Branch,
                 5.51%, 10/7/96                                   20,000
      10,000     Sanwa Bank, New York Branch,
                 5.46%, 10/16/96                                  10,001
                 Societe Generale, New York Branch
      20,000      5.54%, 3/21/97                                  20,008
       4,000      5.66%, 4/14/97                                   4,001
      10,000     Sumitomo Bank, London Branch,
                 5.48%, 11/14/96                                  10,000
       6,000     Sumitomo Bank, New York Branch,
                 5.51%, 10/2/96                                    6,000
      50,000     Swiss Bank, New York Branch,
                 5.52%, 12/18/96                                  50,001
      40,000     Toronto Dominion Bank, London
                 Branch, 5.41%, 11/25/96                          40,000
                                                                --------
                 Total Foreign Certificates of Deposit
                 (cost $275,026)                                 275,026
                                                                --------
                 GUARANTEED INVESTMENT
                 CONTRACTS - 2.9%

      25,000     General American Life Insurance Co.,
                 5.70%, 10/7/96                                   25,000
      15,000     Transamerica Life Insurance
                 and Annuity Co., 5.422%, 10/1/96                 15,000
                                                                --------
                 Total Guaranteed Investment Contracts
                 (cost $40,000)                                   40,000
                                                                --------

                 MUNICIPAL INVESTMENTS - 2.3%

  $    3,900     Health Insurance Plan of Greater
                 New York, 5.60%, 10/2/96                  $       3,900
       8,930     Minneapolis-St. Paul Metro Airport
                 Taxable G.O. Bonds,
                 5.538%, 10/12/96                                  8,930
       8,500     Seattle, Washington Ltd. Tax G.O.,
                 5.55%, 10/2/96                                   8,500
      10,215     State of Texas-Veterans Land Bond,
                 5.538%, 10/1/96                                 10,215
                                                                --------
                 Total Municipal Investments
                 (cost $31,545)                                   31,545
                                                                --------
                 U.S. GOVERNMENT OBLIGATION - 0.7%

      10,000     U.S. Treasury Bill,
                 5.352%, 3/6/97                                    9,780
                                                                --------
                 Total U.S. Government Obligation
                 (cost $9,780)                                     9,780
                                                                --------
                 REPURCHASE AGREEMENTS - 8.3%

     100,000     Donaldson, Lufkin & Jenrette
                 Securities, Inc., dated 9/30/96,
                 repurchase price $100,016
                 (Colld. by U.S. Treasury Securities),
                 5.70%, 10/1/96                                  100,000
      15,641     Lehman Government Securities, Inc.,
                 dated 9/30/96, repurchase price
                 $15,641 (Colld. by U.S. Treasury
                 Securities), 5.70%, 10/1/96                      15,641
                                                                --------
                 Total Repurchase Agreements
                 (cost $115,641)                                 115,641
                                                                --------
                 Total Investments - 100.0%
                 (cost $1,392,179)                             1,392,179

                 Other Assets less Liabilities - 0.0%                 54
                                                                --------
                 NET ASSETS - 100.0%                          $1,392,233
                                                              ==========
  See Notes to the Financial Statements.



  SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)

  U.S. GOVERNMENT MONEY MARKET FUND

  PRINCIPAL
  AMOUNT                                                          VALUE
  (000s)                                                         (000s)
  -----------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCIES - 88.2%

                 FEDERAL HOME LOAN BANK - 35.4%
                 FHLB Discount Notes
     $10,000      5.372%, 10/9/96                               $  9,988
      14,000      5.432%, 10/9/96                                 13,983
       5,000      5.304%, 10/16/96                                 4,989
      20,000      5.204%, 10/21/96                                19,943
      15,000      5.306%, 10/28/96                                14,941
      10,000      5.33%, 11/18/96                                  9,931
       5,000      5.652%, 1/9/97                                   4,923
      10,000      5.65%, 3/18/97                                   9,743
                                                                --------
                                                                  88,441
                                                                --------
                 FEDERAL HOME LOAN MORTGAGE
                 CORPORATION - 17.6%
                 FHLMC Discount Notes
       3,050      5.292%, 10/10/96                                 3,046
       3,200      5.311%, 10/21/96                                 3,191
      10,000      5.298%, 11/8/96                                  9,945
      15,000      5.309%, 11/12/96                                14,908
       8,000      5.299%, 11/13/96                                 7,950
       5,000     FHLMC MTN, 7.86%, 1/21/97                         5,034
                                                                --------
                                                                  44,074
                                                                --------
                 FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION - 20.5%
                 FNMA Discount Notes
      15,000      5.293%, 10/16/96                                14,967
       7,000      5.321%, 10/24/96                                 6,977
      15,000      5.336%, 11/12/96                                14,908
      10,000      5.549%, 12/19/96                                 9,881
                 FNMA MTN
       1,500      5.51%, 11/7/96                                   1,500
       2,000      5.35%, 12/26/96                                  2,000
         990      5.86%, 8/8/97                                      991
                                                                --------
                                                                  51,224
                                                                --------
                 OVERSEAS PRIVATE INVESTMENT CO. - 3.2%
       8,000     FRN, 5.40%, 12/16/96                              8,000
                                                                --------

                 STUDENT LOAN MARKETING
                 ASSOCIATION - 11.5%
      27,000     SLMA Discount Note,
                 5.352%, 12/18/96                                 26,691
                 Student Loan Marketing
                 Association - 11.5% (cont'd.)
      $2,000     SLMA FMTN, 5.51%, 12/3/96                    $    1,999
                                                                --------
                                                                  28,690
                                                                --------
                 Total U.S. Government Agencies
                 (cost $220,429)                                 220,429
                                                                --------

   NUMBER
  OF SHARES
   (000s)
  ---------

                 OTHER - 0.0%
           1     Dreyfus Prime Money Market Fund                       1
                                                                --------
                 Total Other
                 (cost $1)                                             1
                                                                --------
  PRINCIPAL
   AMOUNT
   (000s)
  ---------

                 REPURCHASE AGREEMENTS - 12.1%

     $20,000     Donaldson, Lufkin & Jenrette Securities,
                 Inc., dated 9/30/96, repurchase price
                 $20,003 (Colld. by U.S. Treasury
                 Securities), 5.70%, 10/1/96                      20,000
      10,353     Lehman Government Securities, Inc.,
                 dated 9/30/96, repurchase price $10,355
                 (Colld. by U.S. Treasury Securities),
                 5.70%, 10/1/96                                   10,353
                                                                --------
                 Total Repurchase Agreements
                 (cost $30,353)                                   30,353
                                                                --------
                 Total Investments - 100.3%
                 (cost $250,783)                                 250,783

                 Liabilities less Other Assets - (0.3)%            (726)
                                                                --------
                 NET ASSETS - 100.0%                            $250,057
                                                                ========

  See Notes to the Financial Statements.



  SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)

  MUNICIPAL MONEY MARKET FUND

  PRINCIPAL
  AMOUNT                                                          VALUE
  (000s)                                                         (000s)
  -----------------------------------------------------------------------
                 MUNICIPAL INVESTMENTS - 97.7%

                 ALABAMA - 2.9%
   $     700     City of Greenville IDR VRDN,
                 Series: 1992, Allied-Signal Project
                 (FMC Corp. Gtd.),
                 4.00%, 10/7/96                                  $   700
       2,900     City of Selma IDR VRDN,
                 Series: 1996 A, Meadowcraft, Inc.
                 (NationsBank N.A. LOC),
                 4.05%, 10/7/96                                    2,900
      21,000     City of Stevenson Environment
                 Improvement IDR VRDN, Series: 1996
                 (AMT), Mead Corp. Project
                 (Soc Gen LOC),
                 4.10%, 10/1/96                                   21,000
       5,400     County of Phenix Environment
                 Improvement IDR VRDN, Series: 1990 A
                 (AMT), Mead Corp. Project (Sumitomo
                 Bank Ltd. LOC), 4.10%, 10/1/96                    5,400
       1,600     Town of Mobile PCR VRDN,
                 Series: 1994 A, Alabama Power Co. Project
                 (Alabama Power Gtd.), 4.00%, 10/1/96              1,600
                                                                --------
                                                                  31,600
                 ALASKA - 0.7%                                  --------
       3,250     City of Lowell IDR VRDN,
                 Series: 1996, Little Rock Newspapers,
                 Inc. Project (Bank of New York LOC),
                 4.05%, 10/7/96                                    3,250
       2,600     Valdez Marine Terminal Refunding CP,
                 Series: 1994 C, ARCO Transportation
                 Project (Atlantic Richfield Co. Gtd.),
                 3.70%, 11/7/96                                    2,600
       1,900     Valdez Marine Terminal Revenue VRDN,
                 Series: 1994 B, ARCO Transportation
                 Project (Atlantic Richfield Co. Gtd.),
                 3.95%, 10/7/96                                    1,900
                                                                --------
                                                                   7,750
                                                                --------
                 ARIZONA - 1.1%
      12,000     County of Maricopa PCR VRDN,
                 Series: A, El Paso Electric Project
                 (Westpac Banking Corp. LOC),
                 4.05%, 10/7/96                                   12,000
                                                                --------
                 CALIFORNIA - 9.4%
    $  2,000     California HFA, Series: 1995 E
                 (Bayerische Landesbank GIC),
                 3.50%, 2/1/97                                  $  2,000
      12,415     California HFA TOB, Series: 1988 E
                 (AMT), Home Mortgage Revenue,
                 3.85%, 2/1/97                                    12,415
       7,500     California School Cash Reserve Program
                 Authority TRAN, Series: 1996 A,
                 4.75%, 7/2/97                                     7,540
      10,000     California Statewide Communities
                 Development Authority TRAN,
                 Series: A, 4.75%, 6/30/97                        10,051
       8,000     City of Huntington Beach TRAN,
                 Series: 1995, 4.75%, 10/4/96                      8,000
       4,950     City of Los Angeles Housing Revenue
                 VRDN, Series: 1996-6A (AMT), Clipper
                 Trust Certificate (FNMA Colld.),
                 3.95%, 10/7/96                                    4,950
       3,246     City of Los Angeles IDR VRDN,
                 Series: BTP-129, (Colld. by U.S.
                 Government Securities), 3.25%, 12/12/96           3,246
      12,230     City of San Marcos Public Facilities
                 Authority Revenue TOB, Series: 1996
                 BTP-187, 3.75%, 3/6/97                           12,230
       3,000     City of Santa Rosa High School District
                 TRAN, Series: 1996-1997, 4.50%, 7/3/97            3,010
       5,000     County of Los Angeles Housing Authority
                 VRDN, Series: A, Sand Canyon Villas
                 Project (Industrial Bank of Japan LOC),
                 4.00%, 10/7/96                                    5,000
       7,000     County of Los Angeles Metropolitan
                 Transportation Authority VRDN, Union
                 Station Project, Soc Gen Trust
                 SGB-2 (FSA Insured), 3.80%, 10/7/96               7,000
      10,000     County of Orange Apartment Development
                 Revenue VRDN (AMT), Park Place Irvine Co.
                 Phase 1B Project (Bank of America LOC),
                 3.90%, 10/7/96                                   10,000
       5,400     County of Riverside Housing Authority
                 VRDN, Series: 1989 B, Amanda Park
                 Apartments Project (Fuji Bank LOC),
                 4.35%, 10/7/96                                    5,400

                 CALIFORNIA - 9.4% (CONT'D.)
    $  1,400     County of Irvine Ranch Water District
                 VRDN, Series: 1993 B, Districts 2, 102,
                 103 & 206 (Morgan Guaranty Trust Co.
                 LOC), 3.90%, 10/1/96                         $    1,400
       5,000     County of Sonoma TRAN,
                 4.25%, 11/1/96                                    5,002
       6,500     State of California RAN, Series: A,
                 4.50%, 6/30/97                                    6,525
                                                                --------
                                                                 103,769
                                                                --------
                 COLORADO - 0.9%
      10,000     City and County of Denver
                 Transportation Community Paperies,
                 Series: 1990 D, Airport System
                 (Sanwa Bank LOC), 3.60%, 10/16/96                10,000
                                                                --------
                 DELAWARE - 0.1%
       1,325     State of Delaware Economic Development
                 Authority PCR VRDN, Allied Signal Corp.
                 Project (FMC Corp. Gtd.),
                 4.00%, 10/7/96                                    1,325
                                                                --------
                 DISTRICT OF COLUMBIA - 0.5%
       6,000     District of Columbia Hospital Revenue
                 VRDN, Columbia Hospital for Women
                 (Bank of Tokyo-Mitsubishi LOC),
                 4.00%, 10/7/96                                    6,000
                                                                --------
                 FLORIDA - 5.5%
       2,350     County of Dade Resource Recovery,
                 Series: 1996 (AMT), Facility Refunding
                 Revenue Bond (AMBAC Insured),
                 4.00%, 10/1/97                                    2,350
       4,950     County of Duval HFA Mortgage Revenue
                 VRDN, Series: 1996-3A (AMT), Clipper
                 Trust Certificate, 4.05%, 10/7/96                 4,950
       2,700     County of Palm Beach HFA Revenue
                 VRDN, Series: 1988 C, Multifamily
                 Mahogany Bay (New England Mutual
                 Gtd.), 4.00%, 10/7/96                             2,700

                 FLORIDA - 5.5% (CONT'D.)
                 County of Sarasota Public Hospital District
                 Revenue VRDN, Sarasota Memorial
                 Hospital Project (Sun Trust Bank,
                 Central Florida LOC)
    $  5,950      Series: A, 3.80%, 10/16/96                    $  5,950
       3,950      Series: B, 3.80%, 10/17/96                       3,950
       7,450      Series: C, 3.75%, 10/23/96                       7,450
       8,860     Florida State Board of Education Capital
                 Outlay VRDN, BTP-52 ADP Class B,
                 4.00%, 10/7/96                                    8,860
      16,900     Florida State Board of Education VRDN,
                 Series: 1994 E, Eagle Trust,
                 4.00%, 10/7/96                                   16,900
       7,585     State Finance Department General
                 Services Revenue TOB, Series: 1994 A
                 BTP-64, 4.00%, 10/7/96                            7,585
                                                                --------
                                                                  60,695
                                                                --------
                 GEORGIA - 1.0%
       5,200     County of DeKalb Housing Authority
                 Revenue VRDN, Series: 1995, Cedar Creek
                 Apartment Project (General Electric Corp.
                 LOC), 4.15%, 10/7/96<F5>                          5,200
       1,400     County of Elbvert Development Authority
                 IDR VRDN, Series: 1992, Allied-Signal
                 Project (FMC Corp. Gtd.),
                 4.00%, 10/7/96                                    1,400
                 Georgia HFA Mortgage TOB (AMT),
                 Conventional Mortgage, Georgia Housing
                 & Finance Authority-Various Programs
       2,320      Series: C, 3.75%, 12/1/96                        2,320
       1,790      Series: D, 3.75%, 12/1/96                        1,790
                                                                --------
                                                                  10,710
                                                                --------
                 IDAHO - 0.1%
         700     Idaho Housing Agency TOB, Series: D-2
                 (AMT), SFM Program, 4.12%, 1/1/97                   700
                                                                --------
                 ILLINOIS - 6.3%
       4,000     City of Chicago Midway Airport Revenue
                 VRDN, Series: 1995 (AMT), American Trans
                 Air, Inc. Project (National Bank of Detroit
                 LOC), 4.00%, 10/7/96                              4,000
      10,000     City of Chicago O'Hare International
                 Airport VRDN, Series: 1988 A (AMT)
                 (Bayerische Landesbank LOC),
                 3.90%, 10/7/96                                   10,000

                 ILLINOIS - 6.3% (CONT'D.)
      $1,000     City of Chicago Park District TAW,
                 Series: A, Chicago Park District,
                 5.00%, 10/30/96                                  $1,001
       3,100     City of Chicago Refunding Bond,
                 Series: A-2 (AMBAC Insured),
                 5.00%, 1/1/97                                     3,112
       2,000     City of Des Plaines VRDN (AMT),
                 Series: 1996, Finzer Roller, Inc. Project
                 (Harris Trust and Savings Bank LOC),
                 4.00%, 10/7/96                                    2,000
       4,150     City of Frankfort IDR, Series: 1996 (AMT),
                 Bimba Manufacturing Co. Project
                 (Harris Trust and Savings Bank LOC),
                 4.00%, 10/7/96                                    4,150
       2,700     City of Joliet Gas Supply Bond,
                 Peoples Gas, Light and Coke Project
                 (First National Bank of Chicago LOC),
                 3.95%, 10/1/97                                    2,700
       6,000     City of Savanna IDR VRDN, Series: 1994
                 (AMT), Metform Corp. Project
                 (First National Bank of Chicago
                 LOC), 4.00%, 10/7/96                              6,000
       1,850     Illinois Development Finance Authority
                 IDR VRDN (AMT), Bimba Manufacturing
                 Co. Project (Harris Trust and Savings Bank
                 LOC), 4.00%, 10/7/96                              1,850
       3,950     Illinois Development Finance Authority
                 IDR VRDN, Enterprise Office Campus
                 (FNMA LOC), 3.85%, 12/1/96                        3,950
       1,400     Illinois Development Finance Authority
                 VRDN, Series: 1990 (AMT), Solar Press, Inc.
                 Project (First National Bank of Chicago
                 LOC), 4.00%, 10/7/96                              1,400
       1,700     Illinois Health Facilities Authority VRDN,
                 Series: A, Lifelink Corp. (American National
                 Bank LOC), 3.85%, 10/1/97                         1,700
       1,600     Illinois Health Facilities Authority VRDN,
                 Series: 1991, Parkside Development Corp.
                 Project (First National Bank of Chicago
                 LOC), 3.90%, 10/7/96                              1,600
       4,185     Illinois Housing Development Authority,
                 Series: 1987-D (AMT), Residential
                 Mortgage Program, 4.05%, 2/1/97                   4,185

                 ILLINOIS - 6.3% (CONT'D.)
     $ 7,000     Illinois Student Assistance Commission
                 VRDN, Series: 1996 A (AMT), Student
                 Loan Program (Bank of America LOC),
                 3.95%, 10/7/96                                 $  7,000
       7,500     Village of Ladd IDR VRDN, Series: 1996
                 (AMT), O'Neal Metals, Inc. Project
                 (NationsBank South LOC),
                 4.05%, 10/7/96                                    7,500
       3,250     Village of Niles IDR VRDN, Series: 1996
                 (AMT), Lewis Spring & Manufacturing
                 Co. Project (Harris Trust and Savings
                 Bank LOC), 4.00%, 10/7/96                         3,250
       3,785     Village of Schaumburg Multifamily
                 Housing VRDN, Series: 1989, Treehouse II
                 Apartments Project (Sumitomo Bank
                 Ltd. LOC), 4.30%, 10/7/96                         3,785
                                                                --------
                                                                  69,183
                                                                --------
                 INDIANA - 2.4%
       2,790     City of Anderson Economic Development
                 VRDN, Series: 1996 (AMT), Gateway
                 Village Project (FHLB Indianapolis LOC),
                 4.00%, 10/7/96                                    2,790
       1,500     City of Greencastle IDR VRDN, Series: 1996
                 (AMT), Crown Equipment Corp. Project
                 (Keybank LOC), 4.00%, 10/7/96                     1,500
       2,840     City of Hammond Economic Development
                 VRDN, Series: 1996 A (AMT),  Annex at
                 Douglas Point Project (FHLB Indianapolis
                 LOC), 4.00%, 10/7/96                              2,840
       3,100     City of Shelbyville Economic Development
                 VRDN, Series: DTC 2794 (AMT), Nippisun
                 Indiana Corp. Project (Industrial Bank of
                 Japan LOC), 4.55%, 10/7/96                        3,100
      10,000     Indiana Development Finance Authority
                 IDR CP, Series: 1990 A (AMT), Pure Air on
                 Lake Project (National Westminster Bank
                 LOC), 3.75%, 12/10/96                            10,000
                 Indiana Development Finance Authority
                 IDR VRDN (AMT), Red Gold, Inc. Project
                 (Harris Trust and Savings Bank LOC)
       4,000      Series: 1994 A, 4.00%, 10/7/96                   4,000
       2,500      Series: 1994 B, 4.00%, 10/7/96                   2,500
                                                                --------
                                                                  26,730
                                                                --------
                 IOWA - 0.6%
                 Iowa Finance Authority Single Family
                 Revenue VRDN, Series: B (AMT),
                 Mortgage-Backed Securities Program
                 (GNMA/FNMA Colld.)
    $  2,880      Series: 1995 B, 3.20%, 2/27/97                $  2,880
       4,160      Series: 1996 B, 3.20%, 2/27/97                   4,160
                                                                --------
                                                                   7,040
                                                                --------
                 KANSAS - 0.0%
         100     City of Topeka Sewer System VRDN,
                 Series: 1984 (MBIA Insured),
                 3.75%, 10/1/96                                      100
                                                                --------
                 KENTUCKY - 5.7%
       3,000     City of Danville CP, Municipal Pooled
                 Lease Program (PNC Bank LOC),
                 3.70%, 12/6/96                                    3,000
       1,000     City of Hopkinsville Industrial Building
                 VRDN, Series: A (AMT), CoPar, Inc.
                 Project (Dai-Ichi Kangyo Bank LOC),
                 4.35%, 10/7/96                                    1,000
       2,000     City of Mayfield Lease Revenue VRDN,
                 Kentucky League of Cities Pooled Project
                 (PNC Bank LOC), 4.10%, 10/7/96                    2,000
       3,500     County of Clark Industrial Building IDR
                 VRDN Series: 1996 (AMT), Bluegrass Art
                 Cast Project (Bank One, Columbus LOC),
                 4.05%, 10/7/96                                    3,500
                 County of Daviess Waste Disposal Facility
                 IDR VRDN (AMT), Scott Paper Co. Project
                 (Kimberly-Clark Gtd.)
      22,800      Series: 1993 A, 4.10%, 10/1/96                  22,800
      14,500      Series: 1994 A, 4.10%, 10/1/96                  14,500
      16,400      Series: 1994 B, 4.10%, 10/1/96                  16,400
                                                                --------
                                                                  63,200
                                                                --------
                 LOUISIANA - 1.2%
                 Louisiana HFA (AMT), Mortgage
                 Revenue Bond (GNMA Colld.)
       5,915      Series: CR-85, 3.80%, 11/1/96                    5,915
       3,205      Series: CR-86, 3.80%, 11/1/96                    3,205
       1,915     Louisiana Public Facilities Authority PCR
                 VRDN, Series: 1992, Allied-Signal Project
                 (FMC Corp. Gtd.), 4.00%, 10/7/96                  1,915

                 LOUISIANA - 1.2% (CONT'D.)
    $  2,200     Parish of Caddo IDR VRDN,
                 General Motors Corp. Project
                 (General Motors Corp. Gtd.),
                 3.95%, 10/7/96                                 $  2,200
                                                                --------
                                                                  13,235
                                                                --------
                 MAINE - 0.5%
       5,000     Maine Public Utility Finance Bank
                 Revenue VRDN, Series: 1996 (AMT),
                 Maine Public Service Co. Project (Bank
                 of New York LOC), 4.05%, 10/7/96                  5,000
                                                                --------

                 MARYLAND - 1.9%
       4,000     County of Baltimore Consolidated CP,
                 Series: 1995, Public Improvement BANs,
                 3.75%, 12/10/96                                   4,000
      14,260     IBM Tax-Exempt Grantor Trust Asset-Backed
                 Lease VRDN, Series: 1996 A, Certificate
                 Merrill P-Floats (Credit Suisse Gtd.),
                 4.10%, 10/7/96<F5>                               14,260
       1,720     Maryland State Health & Higher Education
                 Facility Authority Revenue VRDN, Series: D,
                 Pooled Loan Program (NationsBank N.A.
                 LOC), 3.85%, 10/7/96                              1,720
         790     Maryland State Community Development
                 Administration, Series: PT-12, Merrill
                 P-Floats, 3.95%, 10/1/96                            790
                                                                --------
                                                                  20,770
                                                                --------
                 MASSACHUSETTS - 0.8%
       2,744     City of Glouchester G.O. BAN,
                 4.20%, 8/8/97                                     2,747
       1,080     Massachusetts State HFA TOB, Series: 6,
                 SFM Program, 3.85%, 12/1/96                       1,080
       4,950     Massachusetts State HFA VRDN,
                 Series: 1996-5A, Clipper
                 Trust Certificate (AMBAC Insured),
                 4.05%, 10/7/96                                    4,950
                                                                --------
                                                                   8,777
                                                                --------
                 MICHIGAN - 1.7%
       4,000     City of Detroit School District, Series:
                 1996, State School Aid Notes,
                 4.50%, 5/1/97                                     4,012

                 MICHIGAN - 1.7% (CONT'D.)
    $  2,135     Michigan Job Development Authority
                 IDR VRDN, Fisher Big Wheel Corp.
                 Project (Bayerische Vereinsbank LOC),
                 3.85%, 10/7/96                                 $  2,135
       5,900     Michigan Strategic Fund Ltd. G.O. Revenue
                 VRDN, Series: 1992 (AMT), Dow Chemical
                 Project, 4.10%, 10/1/96                           5,900
       2,500     Michigan Strategic Fund VRDN
                 (AMT), Kruger Commodities, Inc. Project
                 (Harris Trust and Savings Bank LOC),
                 4.00%, 10/7/96                                    2,500
       2,655     Michigan Strategic Fund VRDN, Four 'D'
                 Investment Company Project (Comerica
                 Bank LOC), 3.90%, 10/7/96                         2,655
       1,700     Midland County Economic Development
                 Corp. IDR VRDN, Series: 1993 A (AMT),
                 Dow Chemical Corp. Project (Dow
                 Chemical Gtd.), 4.00%, 10/1/96                    1,700
                                                                --------
                                                                  18,902
                                                                --------
                 MINNESOTA - 0.5%
       2,200     City of Duluth Tax Increment IDR VRDN,
                 Series: 1985, Lake Superior Paper Project
                 (Wachovia Bank of Georgia LOC),
                 4.05%, 10/7/96                                    2,200
       3,060     County of Stearns Housing &
                 Redevelopment Authority VRDN
                 (AMT), Cold Spring Granite Co. Project
                 (First Bank LOC), 4.05%, 10/7/96                  3,060
                                                                --------
                                                                   5,260
                                                                --------
                 MISSOURI - 4.6%
       5,000     City of St. Louis TRAN, Series: 1996,
                 4.75%, 6/30/97                                    5,026
       7,000     County of Perry IDR VRDN, Series: 1996
                 (AMT), T.G. (USA) Corp. Project
                 (Bank of Tokyo-Mitsubishi LOC),
                 4.05%, 10/7/96                                    7,000
      21,200     Missouri Higher Education Loan Authority
                 VRDN, Series: 1991 B (MBIA Insured),
                 3.95%, 10/7/96                                   21,200
       6,680     Missouri Housing Development VRDN,
                 Series: 1994 A (AMT), Merrill P-Floats
                 PA-116 (GNMA Colld.), 4.05%, 10/7/96              6,680

                 MISSOURI - 4.6% (CONT'D.)
    $  1,750     Missouri State Housing Development
                 VRDN, Series: D (AMT), Single Family
                 Homeowner Loan (FGIC Insured),
                 4.20%, 11/1/96                                 $  1,750
       8,860     Missouri State TOCR G.O. VRDN,
                 Series: A, 4.15%, 10/7/96                         8,860
                                                                --------
                                                                  50,516
                                                                --------
                 MONTANA - 2.7%
       1,350     Montana Board of Housing,
                 Series: B-2 (AMT), SFM,
                 4.00%, 10/1/96                                    1,350
       3,920     Montana Board of Housing Single
                 Family VRDN, Series: 1996 A-2, Merrill
                 P-Floats  PT-87, 4.05%, 10/7/96                   3,920
      24,600     Montana Board of Investment Resource
                 Recovery Revenue VRDN (AMT),
                 Colstrip Energy L.P. Project (Fuji Bank
                 Ltd. LOC), 4.00%, 10/7/96                        24,600
                                                                --------
                                                                  29,870
                                                                --------
                 NEBRASKA - 0.4%
       4,000     Nebraska Investment Finance Authority
                 IDR VRDN, Series: 1989 (AMT), IDA
                 Fremont Beef Project (Sanwa
                 Bank LOC), 4.35%, 10/7/96                         4,000
                                                                --------
                 New Jersey - 0.5%
       5,775     State of New Jersey G.O., Series:
                 BTP-191, 3.70%, 10/15/96                          5,775
                                                                --------
                 NEW YORK - 5.0%
      10,000     County of Nassau TAN, Series: 1996 A,
                 4.00%, 3/5/97                                    10,025
                 Marine Midland Premium Loan Trust
                 VRDN, COP (Marine Midland Bank
                 LOC)<F5>
      16,032      Series: 1991 A, 3.90%, 10/7/96                  16,032
       1,055      Series: 1991 B, 4.00%, 10/7/96                   1,055
       5,200     New York State Environment Facility
                 Corp. PCR VRDN, Series: 94302, Eagle
                 Trust-Weekly (CGIC Insured),
                 3.95%, 10/7/96                                    5,200

                 NEW YORK - 5.0% (CONT'D.)
     $20,392     New York State Medical Care Finance
                 Agency, Series: BTP-175 (Colld. by U.S.
                 Government Securities),
                 3.85%, 12/17/96<F6>                             $20,392
       2,800     Pooled Puttable Floating Option VRDN,
                 Series: PPT2, 4.25%, 10/1/96                      2,800
                                                                --------
                                                                  55,504
                                                                --------
                 NORTH CAROLINA - 1.9%
       6,000     Capital Region Airport Commission VRDN
                 (AMT), Passenger Facility Charge Revenue
                 Bonds (First Union National Bank of
                 Charlotte LOC), 4.00%, 10/7/96                    6,000
       2,500     County of Brunswick PCR IDR VRDN,
                 Series: 1996 (AMT), Armada Project
                 (NationsBank N.A. LOC), 4.00%, 10/7/96            2,500
       2,500     County of Mecklenburg PCR IDR VRDN,
                 Series: 1996 (AMT), SteriGenics
                 International Project (Comerica Bank LOC),
                 3.95%, 10/7/96                                    2,500
       5,500     County of Person Industrial Facility PCR
                 VRDN, Series: 1992 A (Carolina Power &
                 Light Gtd.), 4.05%, 10/7/96                       5,500
       4,000     North Carolina State Port Authority
                 VRDN, Series: 1996 (AMT), Morehead
                 City Terminals, Inc. (NationsBank N.A.
                 LOC), 4.00%, 10/7/96                              4,000
                                                                --------
                                                                  20,500
                                                                --------
                 OHIO - 4.4%
       7,040     Dublin Inn Tax-Exempt Mortgage IDR,
                 Series: 1987, Adjustable Rate Certificate
                 (Huntington National Bank LOC),
                 4.57%, 3/1/97                                     7,040
       4,800     Public Facility TOB, Series: 1994 BTP-69,
                 4.00%, 10/7/96<F6>                                4,800
       4,000     State of Ohio Air Quality Development
                 Authority, Series: A, Pollution Control-
                 Duquesne (Union Bank of Switzerland
                 LOC), 3.95%, 7/16/97                              4,000
       1,940     State of Ohio Higher Education Facility
                 Revenue TOB, Series: 1990-BTP-29,
                 4.00%, 10/7/96<F6>                                1,940

                 OHIO - 4.4% (CONT'D.)
                 State of Ohio HFA Mortgage VRDN (AMT)
    $  6,415     Series: 1989 A, 4.10%, 10/7/96                 $  6,415
       9,000     Series: 1996 B-2, 3.80%, 3/3/97                   9,000
       5,875     State of Ohio Infrastructure Improvement
                 VRDN, Series: 1994 BTP-170,
                 3.95%, 10/7/96                                    5,875
       3,600     State of Ohio Water Development Authority
                 PCR VRDN, Series: B (DTC2794), General
                 Motors Corp., 3.90%, 10/7/96                      3,600
       1,000     State of Ohio Water Development
                 Authority Revenue VRDN, Safe Water Series
                 (MBIA Insured), 4.55%, 12/1/96                    1,001
       5,000     State of Ohio Water Development Authority
                 Revenue VRDN (AMT), Ohio Edison Co.
                 Project (Union Bank of Switzerland
                 LOC), 3.80%, 5/1/97                               5,000
                                                                --------
                                                                  48,671
                                                                --------
                 OKLAHOMA - 0.7%
       7,820     Oklahoma HFA Revenue Bond, Series:
                 1996 B (AMT), SFM, 4.05%, 10/7/96                 7,820
                                                                --------
                 OREGON - 0.5%
       1,100     Metropolitan Service District VRDN (AMT),
                 Riedel Oregon Compost Waste Disposal
                 (US Bank of Washington LOC),
                 4.05%, 10/7/96                                    1,100
                 Oregon State Housing & Commerce Services
                 Department, Series: C, SFM Program
       2,000      Series: 1996 C, 3.85%, 5/15/97                   2,000
       2,700      Series: 1996 G, 4.05%, 8/1/97                    2,700
                                                                --------
                                                                   5,800
                                                                --------
                 PENNSYLVANIA - 8.7%
                 City of Philadelphia School District TRAN
      16,000      Series: 1996, 4.50%, 6/30/97                    16,062
      30,900      Series: 1996 A, 4.50%, 6/30/97                  31,011
                 Delaware Valley Regional Finance
                 Authority VRDN, Local Government
                 Revenue Bonds (Midland Bank PLC LOC)
       3,900      Series: 1985 A, 3.95%, 10/7/96                   3,900
       8,900      Series: 1985 D, 3.95%, 10/7/96                   8,900
       7,000      Series: 1986 A, 3.95%, 10/7/96                   7,000

                 PENNSYLVANIA - 8.7% (CONT'D.)
    $  3,000     Littlestown IDA VRDN, Hanover House
                 Industries Project (NationsBank N.A.
                 LOC) 3.85%, 10/7/96                            $  3,000
       3,900     Pennsylvania Economic Development
                 Finance Authority IDR VRDN, Series:
                 1996 A1-8, (PNC Bank LOC),
                 4.00%, 10/7/96                                    3,900
      22,500     Pennsylvania Higher Education
                 Assistance Agency VRDN, Series:
                 1995 A (AMT), Student Loan Program
                 (SLMA LOC), 3.90%, 10/7/96                       22,500
                                                                --------
                                                                  96,273
                                                                --------
                 PUERTO RICO - 0.6%
       7,000     Puerto Rico Industrial, Medical &
                 Environmental PCR, Series: 1983 A,
                 Merck & Co., Inc., 4.00%, 12/1/96                 7,000
                                                                --------

                 RHODE ISLAND - 0.2%
       2,500     State of Rhode Island TAN,
                 Series: 1996 A, 4.50%, 6/30/97                    2,509
                                                                --------
                 SOUTH CAROLINA - 0.6%
       5,800     County of Cherokee IDR VRDN,
                 Series: 1989 (AMT), Oshkosh Truck
                 Corp. Project (NationsBank
                 N.A. LOC), 4.00%, 10/7/96                         5,800
                 County of Lexington IDR VRDN,
                 Allied-Signal Project (FMC Corp. Gtd.)
         200      Series: 1992, 4.00%, 10/7/96                       200
         900      Series: 1992 A, 4.00%, 10/7/96                     900
                                                                --------
                                                                   6,900
                                                                --------
                 SOUTH DAKOTA - 2.3%
       8,410     South Dakota Economic Development
                 Finance Authority VRDN, Series: 1996
                 (AMT), Hastings Filters, Inc. Project
                 (Harris Trust and Savings Bank LOC),
                 4.00%, 10/7/96                                    8,410
                 South Dakota Housing Development
                 Authority Homeowner Mortgage
                 VRDN (AMT), Merrill P-Floats
      12,755      Series: PT-73-A, 4.05%, 10/7/96                 12,755
       4,000      Series: PA-119, 4.05%, 10/7/96                   4,000
                                                                --------
                                                                  25,165
                                                                --------
                 TENNESSEE - 2.1%
    $  1,500     County of Dickson IDR VRDN,
                 Series: 1996 (AMT), Tennessee Bun Co.
                 LLC Project (PNC Bank LOC),
                 4.00%, 10/7/96                                 $  1,500
       2,200     City of Greeneville Industrial
                 Development Board IDR VRDN,
                 Series: 1993, Pet, Inc. Project
                 (PNC Bank LOC), 3.85%, 10/7/96                    2,200
       4,000     City of Jackson IDB Waste Facility IDR
                 VRDN, Series: 1995 (AMT), Florida Steel
                 Corp. Project (NationsBank N.A. LOC),
                 4.00%, 10/7/96                                    4,000
       5,000     Counties of Nashville & Davidson
                 Housing VRDN (AMT), Old Hickory
                 Towers Project (FHLB Indianapolis
                 LOC), 3.95%, 10/7/96                              5,000
      10,000     State of Tennessee Housing Development
                 Agency, Series: 1996-5 (AMT),
                 Homeowner Program, 4.00%, 8/21/97                 9,994
                                                                --------
                                                                  22,694
                                                                --------
                 TEXAS - 12.8%
       2,400     Brazos River Harbor Navigation District
                 VRDN, Series: 1996 (AMT), BASF Corp.
                 Project, 4.00%, 10/1/96                           2,400
       2,525     City of Austin Independent School District
                 Building P-Floats, Series: 1996 SG-68,
                 Merrill Soc Gen, 3.95%, 10/7/96                   2,525
                 City of Corpus Christi Authority CP,
                 Union Pacific Resources Project
                 (Union Pacific Corp. Gtd.)
      15,410      Series: 1989, 4.05%, 10/1/96                    15,410
       9,490      Series: 1989, 4.05%, 12/11/96                    9,490
      16,650      Series: 1992, 4.05%, 10/1/96                    16,650
       6,600     Cities of Dallas-Fort Worth Airport
                 Revenue VRDN, Series: 1995 SGB-5,
                 Soc Gen Trust (FGIC Insured),
                 3.90%, 10/7/96                                    6,600
       4,700     City of Dallas Water & Sewer Works CP,
                 Series: A, Gas Works Revenue
                 (Industrial Bank of Japan LOC),
                 3.70%, 11/21/96                                   4,700
       3,500     City of El Paso Housing Finance Corp.
                 VRDN, Series: 1993 (AMT), Viva
                 Apartments Project (General Electric
                 Corp. LOC), 4.10%, 10/7/96                        3,500

                 TEXAS - 12.8% (CONT'D.)
    $  3,645     City of Fort Worth Housing Finance Corp.
                 (AMT), GNMA Mortgage-Backed Securities
                 Program (Colld. in GNMA Securities),
                 3.75%, 10/1/96                                 $  3,645
       3,455     City of Houston Water & Sewer System
                 TOB, Series: 1992 C BTP-54
                 (MBIA Insured), 4.00%, 10/7/96<F6>                3,455
       7,000     City of Mansfield Independent School
                 District, Series: 1996, School Building
                 (PSF of Texas Gtd.), 4.14%, 7/1/97                7,001
       7,600     County of Calhoun Navigation IDR
                 VRDN (AMT), Formosa Plastics Corp.
                 U.S.A. (Bank of America LOC),
                 3.95%, 10/7/96                                    7,600
      11,600     County of Denton Independent School
                 District G.O., Series: B (PSF of Texas Gtd.),
                 3.98%, 8/15/97                                   11,602
       8,000     County of Harris Toll Road Unlimited
                 VRDN, Series: 1994 A, Citicorp
                 Eagle Trust #954302, 4.00%, 10/7/96<F6>           8,000
       5,000     Greater East Texas Student Loan Corp.
                 Revenue VRDN, Series: A (SLMA LOC),
                 3.35%, 3/1/97                                     5,000
                 Gulf Coast Waste Disposal Authority
                 VRDN (AMT), Amoco Oil Co. Project
                 (Amoco Oil Co. Gtd.)
       1,800      Series: 1994, 4.05%, 10/1/96                     1,800
       2,800      Series: 1995, 4.05%, 10/1/96                     2,800
       1,000     North Central Health Facilities Development
                 Corp. VRDN, Presbyterian Medical Center
                 Project (MBIA Insured), 3.90%, 10/1/96            1,000
       8,300     North Texas Higher Education Authority
                 VRDN, Series: 1993 A (AMT), Student Loan
                 Program (SLMA LOC), 3.90%, 10/7/96                8,300
       5,800     North Texas Higher Education Authority
                 VRDN, Series: 1996 A, Student Loan
                 Program (AMBAC Insured), 3.90%, 10/7/96           5,800
       8,570     Texas Veterans Housing Program VRDN,
                 Series: 1994D PT-83 (AMT), Merrill
                 P-Floats, 4.05%, 10/7/96                          8,570
       5,049     Texas Turnpike Authority Dallas Toll
                 Revenue VRDN, Series: BTP-60 ADP
                 Class B (AMBAC Insured),
                 4.00%, 10/7/96                                    5,049
                                                                --------
                                                                 140,897
                                                                --------
                 UTAH - 1.3%
    $  1,800     City of Salt Lake Flexible Revenue CP,
                 Series: 1990, Pooled Hospital Finance
                 Program (Westdeutsche Landesbank
                 Girozentral LOC), 3.65%, 10/23/96              $  1,800
      12,700     Utah State Board of Regents VRDN,
                 Series: 1996 Q (AMT), Student Loan
                 Program (AMBAC Insured),
                 3.90%, 10/7/96                                   12,700
                                                                --------
                                                                  14,500
                                                                --------
                 VIRGINIA - 1.3%
       3,200     City of Norfolk G.O. VRDN,
                 Eagle Trust #944601, 4.00%, 10/7/96<F5>           3,200
       6,900     City of Roanoke IDR VRDN,
                 Series: 1994, Cooper Industries Project
                 (Cooper Industries Gtd.), 4.00%, 10/7/96          6,900
       2,200     County of Botetourt IDR VRDN,
                 Valley Forge Company Project
                 (Harris Trust and Savings Bank LOC),
                 4.00%, 10/7/96                                    2,200
       1,900     State of Virginia G.O. VRDN, Series:
                 1994, Citicorp Eagle Trust #954601
                 (State of Virginia), 4.00%, 10/7/96<F6>           1,900
                                                                --------
                                                                  14,200
                                                                --------
                 WASHINGTON - 0.2%
       2,500     City of Kent Economic Development
                 Corp. IDR VRDN, Associated Grocers
                 Project (Seattle-First National Bank
                 LOC), 4.26%, 10/7/96                              2,500
                                                                --------
                 WISCONSIN - 3.1%
       3,475     City of Milwaukee Redevelopment VRDN,
                 Series: 1996 (AMT), Starline
                 Manufacturing, Inc. (Harris Trust and
                 Savings Bank LOC), 4.00%, 10/7/96                 3,475
       4,290     City of Pewaukee IDR VRDN,
                 Series: 1992 (AMT), HUSCO
                 International, Inc. Project (Bank One,
                 Milwaukee LOC), 4.00%, 10/7/96                    4,290
       4,500     City of Winneconne Community School
                 District, Waushara & Winnebago Counties,
                 4.00%, 2/3/97                                     4,504

                 WISCONSIN - 3.1% (CONT'D.)
                 Wisconsin Housing & Economic
                 Development Authority Revenue VRDN,
                 Home Ownership Revenue Program
      $1,760      Series: 1987 C22, 4.00%, 9/1/97           $      1,760
       1,380      Series: 1987 C23, 4.00%, 9/1/97                  1,380
       9,305      Series: 1989 C39, 4.00%, 9/1/97                  9,305
       9,410     Wisconsin Housing & Economic
                 Development Authority Revenue VRDN,
                 Series: 1991-B (AMT), Home Ownership
                 Revenue Program (FHA Insured),
                 3.85%, 3/1/97                                     9,410
                                                                --------
                                                                  34,124
                                                                --------
                 Total Municipal Investments
                 (cost $1,077,964)                             1,077,964
                                                                --------

   NUMBER
  OF SHARES
   (000s)
  ---------

                 OTHER - 0.7%
       1,130     AIM Tax-Free Money Market Fund                    1,130
         300     Dreyfus Tax-Exempt Cash Management
                 Fund                                                300
       1,150     Federated Tax Free Trust
                 Money Market Fund #15                             1,150
         500     Federated Tax Free Trust
                 Money Market Fund #73                               500
       3,794     Provident Municipal Cash Fund                     3,794
       1,184     Provident Municipal Fund                          1,184
                                                                --------
                 Total Other
                 (cost $8,058)                                     8,058
                                                                --------
                 Total Investments - 98.4%
                 (cost $1,086,022)                             1,086,022

                 Other Assets less Liabilities - 1.6%             17,091
                                                                --------
                 NET ASSETS - 100.0%                          $1,103,113
                                                             ===========
[FN]

<F5> These private placement securities may require registration under the
     Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1996, the value of these securities amounted to $39,747,000 or 3.6% of net assets.

<F6> Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $40,487,000 or 3.7% of net assets.

  See Notes to the Financial Statements.



  SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)

  U.S. GOVERNMENT SELECT MONEY MARKET FUND

  PRINCIPAL
  AMOUNT                                                          VALUE
  (000s)                                                         (000s)
  -----------------------------------------------------------------------
                 U.S. GOVERNMENT AGENCIES - 95.8%

                 FEDERAL FARM CREDIT BANK - 20.7%
                 FFCB Discount Notes
   $     725      5.244%, 10/15/96                            $      724
      10,000      5.271%, 10/22/96                                 9,969
       4,000      5.335%, 10/22/96                                 3,988
       5,000      5.308%, 11/6/96                                  4,974
       1,605      5.291%, 11/20/96                                 1,593
                                                                --------
                                                                  21,248
                                                                --------
                 FEDERAL HOME LOAN BANK - 60.7%
                 FHLB Discount Notes
       5,900      5.265%, 10/7/96                                  5,895
         255      5.239%, 10/9/96                                    255
      11,970      5.29%, 10/9/96                                  11,957
       3,000      5.372%, 10/9/96                                  2,996
       2,000      5.423%, 10/16/96                                 1,996
       7,500      5.213%, 10/17/96                                 7,483
       3,500      5.339%, 10/17/96                                 3,492
       5,800      5.428%, 10/28/96                                 5,777
         400      5.27%, 11/18/96                                    397
       5,000      5.509%, 1/7/97                                   4,928
       4,000      5.652%, 1/9/97                                   3,939
       1,500      5.464%, 1/13/97                                  1,477
       5,000      5.445%, 1/22/97                                  4,918
       4,000      5.587%, 2/21/97                                  3,913
       3,000      5.85%, 8/1/97                                    3,002
                                                                --------
                                                                  62,425
                                                                --------
                 STUDENT LOAN MARKETING
                 ASSOCIATION - 9.6%
       8,000     SLMA Discount Note,
                 5.352%, 12/18/96                                  7,909
       2,000     SLMA FRN, 5.435%, 12/3/96                         1,999
                                                                --------
                                                                   9,908
                                                                --------
                 TENNESSEE VALLEY AUTHORITY - 4.8%
       5,000     TVA Discount Note,
                 5.261%, 11/7/96                                   4,973
                                                                --------
                 Total U.S. Government Agencies
                 (cost $98,554)                                   98,554
                                                                --------

  NUMBER OF
   SHARES                                                          VALUE
   (000s)                                                         (000s)
  -----------------------------------------------------------------------
                 OTHER - 4.6%

       4,689     Dreyfus Prime Money Market Fund              $    4,689
                                                                --------
                 Total Other
                 (cost $4,689)                                     4,689
                                                                --------
                 Total Investments - 100.4%
                 (cost $103,243)                                 103,243

                 Liabilities less Other Assets - (0.4)%            (369)
                                                                --------
                 NET ASSETS - 100.0%                            $102,874
                                                               =========

  See Notes to the Financial Statements.



  SCHEDULES OF INVESTMENTS September 30, 1996 (Unaudited)
  CALIFORNIA MUNICIPAL MONEY MARKET FUND

  PRINCIPAL
  AMOUNT                                                          VALUE
  (000s)                                                         (000s)
  -----------------------------------------------------------------------
                 MUNICIPAL INVESTMENTS - 97.9%

                 CALIFORNIA - 97.9%
    $  1,000     City of Irvine Limited Obligation
                 Improvement VRDN, Assessment District
                 No. 94-15 (Dai-Ichi Kangyo Bank LOC),
                 3.70%, 10/1/96                                 $  1,000
         600     City of Los Angeles VRDN, Series: 1995 D,
                 Coral Wood Court Project (Union Bank
                 LOC), 3.95%, 10/7/96                                600
       3,600     City of Marysville Joint Unified School
                 District TRANS, 4.50%, 11/21/96                   3,603
       3,955     City of San Diego Public Facility Water/
                 Sewer VRDN, Merrill Soc Gen Muni
                 Trust, Series: SG-14 (AMBAC Insured),
                 3.85%, 10/7/96                                    3,955
       4,975     City of San Francisco G.O. VRDN,
                 BA Securities, Series: 1996-A
                 (FGIC Insured), 3.90%, 10/7/96                    4,975
       2,635     City of San Marcos Public Facility
                 Authority Revenue Bond, Series: 1989-
                 BTP-187, Civic Center Project (Colld. by
                 U.S. Government Securities), 3.75%, 3/6/97        2,635
      12,146     City of San Marcos Public Facility
                 Authority Revenue Bond, Series:
                 1989-BTP-188, Civic Center Project
                 (Colld. by U.S. Government Securities),
                 3.95%, 10/7/96                                   12,146
         645     City of Visalia COP VRDN, Series: 1985,
                 Convention Center Expansion Project
                 (Mitsubishi Bank LOC), 3.85%, 10/7/96               645
       2,350     County of Campbell Union Elementary
                 School District TRAN, Series: 1996-1997,
                 4.50%, 7/2/97                                     2,360
       2,000     County of Contra Costa TOB, Series:
                 1988, Home Mortgage Revenue Program
                 (Colld. by U.S Government Securities),
                 4.00%, 12/1/96                                    2,000
       2,000     County of Los Angeles COP, Series: A,
                 California Equipment Program F
                 (Canadian Imperial Bank LOC),
                 4.00%, 6/1/97                                     2,001
       2,200     County of Los Angeles VRDN,
                 Series: A, Sand Canyon Villas Project
                 (Industrial Bank of Japan LOC),
                 4.00%, 10/7/96                                    2,200

                 CALIFORNIA - 97.9% (CONT'D.)
      $1,500     County of Moreno Valley Unified School
                 District TRAN, Series: 1996/97,
                 4.50%, 6/30/97                                   $1,505
       2,100     County of Orange Multifamily VRDN,
                 Monarch Laguna Assn./Monarch Bay,
                 Series: 1985 T (Bank of Tokyo-Mitsubishi
                 LOC), 3.90%, 10/7/96                              2,100
       1,900     County of Orange Apartment Development
                 VRDN, Series: 1988 A, Vista Verde
                 Apartments (Wells Fargo Bank LOC),
                 3.95%, 10/7/96                                    1,900
       1,100     County of Orange Apartment Development
                 #19 VRDN, Parkplace Irvine County Phase
                 1B Project (New England Mutual Gtd.),
                 3.90%, 10/7/96                                    1,100
       9,600     County of Orange Apartment Development
                 VRDN, Series: 1992 B, Aliso Creek Project
                 (Wells Fargo & Co. LOC), 4.15%, 10/7/96           9,600
         250     County of Orange Limited Obligation
                 Improvement VRDN, Irvine Coast
                 Assessment District #88-1 (Soc Gen LOC),
                 3.90%, 10/1/96                                      250
       2,000     County of Oxnard Unified High School
                 District TRAN, Series: 1996, 4.50%, 8/7/97        2,007
       2,000     County of Riverside Housing Revenue Bond
                 VRDN, Series: 1989 B,  Amanda Parks Apts.
                 Project (Fuji Bank LOC), 4.35%, 10/7/96           2,000
       1,200     County of Riverside Housing Revenue Bond
                 VRDN, Series: 1992 A (Union Bank LOC),
                 3.90%, 10/7/96                                    1,200
       4,000     County of Riverside Transportation Sales
                 Tax Revenue CP (Industrial Bank of Japan
                 LOC), 3.70%, 11/7/96                              4,000
       1,300     County of Sacramento Multifamily Housing
                 Revenue Bond VRDN, Series: 1985 A,
                 River Oaks (Dai-Ichi Kangyo Bank LOC),
                 3.90%, 10/7/96                                    1,300
       2,300     County of Sacramento Multifamily Housing
                 Revenue Bond VRDN, Series: 1985 E,
                 River Oaks (Dai-Ichi Kangyo Bank LOC),
                 3.90%, 10/7/96                                    2,300
       1,245     County of Santa Clara Housing Authority
                 VRDN, Series: A, Multifamily Avenida
                 Espana Gardens (Union Bank LOC),
                 3.70%, 10/7/96                                    1,245

                 CALIFORNIA - 97.9% (CONT'D.)
    $  2,000     Health Facility Authority Revenue Bond
                 VRDN, Episcopal Home Project
                 (Union Bank LOC), 4.05%, 10/7/96               $  2,000
       5,000     HFA Home Mortgage Revenue Bond,
                 Series: 1996 J, 4.00%, 7/24/97                    5,000
       2,360     HFA VRDN, Series: 1991 G,
                 Merrill P-Floats PT-40D,
                 4.00%, 10/7/96                                    2,360
         860     HFA VRDN, Series: 1995 B,
                 Merrill P-Floats PT-56,
                 4.00%, 10/7/96                                      860
       2,000     HFA VRDN, Series: 1995 E,
                 Mandatory Put (Bayerische
                 Landesbank LOC), 3.50%, 2/1/97                    2,000
       5,300     Irvine Ranch Consolidated Water District
                 VRDN, Series: 1993 B, Districts 2, 102, 103
                 & 206 (Morgan Guaranty Trust Co. LOC),
                 3.90%, 10/1/96                                    5,300
       2,260     Pleasant Hill Redevelopment Agency
                 Housing Revenue Bonds VRDN, Series:
                 1996-A, Chateau III Project (Commerzbank
                 (C.) LOC), 4.00%, 10/7/96                         2,260
       1,590     Regents of University of California VRDN,
                 Series: C, Merrill Soc Gen Muni Trust,
                 SG-24 (AMBAC Insured), 3.85%, 10/7/96             1,590
       9,000     School Cash Reserve Program Authority
                 TRAN, Pool Bonds, Series: 1996 A,
                 4.75%, 7/2/97                                     9,048
       5,400     State Community Development Authority
                 Housing Revenue, Series: 1995 B (AMT),
                 Kimberly Woods Apartments (FNMA
                 Colld.), 3.85%, 10/7/96                           5,400
       4,000     State Department of Water Resources
                 Water/Sewer VRDN, Central Valley
                 Project, Merrill Soc Gen Muni Trust,
                 Series: SG-5, 3.85%, 10/7/96                      4,000
      12,050     State G.O. VRDN, Series: 1992 (MBIA
                 Insured), 4.10%, 10/7/96                         12,050
       2,000     State G.O. VRDN, Series: 1995, Bear
                 Stearns/Soc Gen Trust (FSA Insured),
                 3.85%, 10/7/96                                    2,000
       4,000     State G.O. VRDN TOB, Series: 5027C,
                 Citibank (FGIC Insured),
                 3.90%, 10/7/96                                    4,000

                 CALIFORNIA - 97.9% (CONT'D.)
      $4,000     State of California RAN,
                 Series: 1996 A, 4.50%, 6/30/97               $    4,015
       2,000     State of California RAN
                 VRDN, Series: 1996-97 B, 63% of 3-mo
                 LIBOR, Late Day Daily Put,
                 3.514%, 10/1/96                                   2,000
         400     State Pollution Control Finance
                 Authority, Pacific Gas & Electric
                 Project (Banque Nationale de Paris
                 LOC), 3.90%, 10/1/96                                400
       4,000     Statewide Community Development
                 Authority TRAN, Series: A (Statewide
                 Communities Program Pool Residual
                 Fund Insured), 4.75%, 6/30/97                     4,022
       6,640     Statewide Community Development
                 Authority VRDN, Series: 1994, Chevron
                 U.S.A. Inc. Project (Chevron Oil Gtd.),
                 3.95%, 10/1/96                                    6,640
                                                                --------
                 Total Municipal Investments
                 (cost $143,572)                                 143,572
                                                                --------
   NUMBER
  OF SHARES
   (000s)
  ---------
                 OTHER - 1.6%
         391     Federated Tax Exempt Money Market
                 Fund #80                                            391
       1,938     Provident Institutional California
                 Money Fund                                        1,938
                                                                 --------
                 Total Other
                 (cost $2,329)                                     2,329
                                                                 --------
                 Total Investments - 99.5%
                 (cost $145,901)                                 145,901

                 Other Assets less Liabilities - 0.5%                774
                                                                --------
                 NET ASSETS - 100.0%                            $146,675
                                                              ==========
  See Notes to the Financial Statements.




  NOTES TO THE
  FINANCIAL STATEMENTS
  September 30 , 1996
  (Unaudited)

  1. ORGANIZATION

  Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of 19 portfolios. The Money Market, U.S. Government Money Market, Municipal Money Market, U.S. Government Select Money Market and California Municipal Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern Funds, except the California Municipal Money Market Fund which is a non-diversified portfolio of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective. All of the Funds commenced investment operations during April
  1994, with the exception of the California Municipal Money Market Fund and the U.S. Government Select Money Market Fund, which commenced investment operations during November and December 1994, respectively.

    The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

  2. SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

  A. VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

  B. REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

  C. ORGANIZATIONS COSTS - Organization expenses of approximately $342,000 have been deferred and are being amortized on a straight-line basis through 1999.

  D. INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

  E. EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

  F. DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid as follows:

                              DECLARATION        PAYMENT
                               FREQUENCY        FREQUENCY
  ---------------------------------------------------------
  Money Market                   Daily           Monthly
  U.S. Government Money
    Market                       Daily           Monthly
  Municipal Money Market         Daily           Monthly
  U.S. Government Select
    Money Market                 Daily           Monthly
  California Municipal
    Money Market                 Daily           Monthly
  ---------------------------------------------------------

       Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

 G. Federal Income Taxes - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.

 H. RECLASSIFICATIONS - At March 31, 1996, the Funds made reclassifications among their capital accounts to reflect the characterization of certain income and capital gain distributions for federal income tax purposes which may differ from amounts determined in accordance with generally accepted accounting principles, as follows:

                                     UNDISTRIBUTED
                                         NET            PAID
                                      INVESTMENT         IN
                                        INCOME         CAPITAL
 ---------------------------------------------------------------
  Money Market                           $50           $(50)
  U.S. Government
    Money Market                          15            (15)
  Municipal Money
    Market                                36            (36)
  U.S. Government Select
    Money Market                           5             (5)
  California Municipal
    Money Market                           5             (5)
 ---------------------------------------------------------------

       These reclassifications have no impact on the net asset value of the Funds and are primarily due to differing treatments of certain fees and expenses. Certain reclassifications have been made to amounts recorded at March 31, 1995 to conform to the current financial statement presentation.

  3. INESTMENTS ADVISORY AND OTHER AGREEMENTS

  Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 1996, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets. Northern Trust has also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                  ANNUAL       ADVISORY
                                 ADVISORY     FEES AFTER     EXPENSE
                                   FEES         WAIVERS    LIMITATIONS
  ----------------------------------------------------------------------
  Money Market                     0.60%         0.40%        0.55%
  U.S. Government
    Money Market                   0.60%         0.40%        0.55%
  Municipal Money
    Market                         0.60%         0.40%        0.55%
  U.S. Government Select
    Money Market                   0.60%         0.25%        0.40%
  California Municipal
    Money Market                   0.60%         0.30%        0.45%
  ----------------------------------------------------------------------
    Prior to December 1, 1995, the annual advisory fees, advisory fees after waivers and expense limitations for the Funds were as follows:

                                  ANNUAL       ADVISORY
                                 ADVISORY     FEES AFTER     EXPENSE
                                   FEES         WAIVERS    LIMITATIONS
  ----------------------------------------------------------------------
  Money Market                     0.60%         0.35%        0.45%
  U.S. Government
    Money Market                   0.60%         0.35%        0.45%
  Municipal Money
    Market                         0.60%         0.35%        0.45%
  U.S. Government Select
    Money Market                   0.60%         0.20%        0.30%
  California Municipal
    Money Market                   0.60%         0.25%        0.35%
  ----------------------------------------------------------------------

    The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services. Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the six months ended September 30, 1996, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations.

  4. BANK LOANS

  Northern Funds maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.

    There were no borrowings during the six months ended September 30, 1996.



  This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Fund prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.


  Northern Funds
  P.O. Box 75986
  Chicago, IL 60690-6319
  1-800-595-9111



  Copyright 1996 Sunstone Financial Group, Inc., Distributor